Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023	12 Months Ended
Dec. 31, 2023
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023 [Abstract]
Adoption of new procedures, amendments to and interpretations of existing standards issued by the IASB and published standards effective from 2023
4	Adoption of new procedures, amendments to and interpretations of existing standards issued by the IASB and published standards effective from 2023

4.1	Amendments to IFRSs and new interpretations of mandatory application starting at 2023

The Company evaluated the amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2023. The main changes applicable to the Company are the following:

Statement	Description	Effective date
Amendments to IAS 1 Presentation of Financial Statements and IFRS Statement of Practice 2 - Making Materiality Judgment	It changes the requirements in IAS 1 with regard to disclosure of accounting policies. Only the policies that, together with other information in the financial statements, can reasonably influence decisions. Policies related to immaterial transactions do not need to be disclosed, but policies may be significant due to their nature even if the amounts are immaterial. However, not all significant policy information is in itself material.	01/01/2023

Amendments to IAS 12 - Deferred Tax Related to Assets and Liabilities Resulting from a Single Transaction

The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption to transactions that give rise to equal taxable and deductible temporary differences.

Depending on the applicable tax law, equal taxable and deductible differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit. For example, this may arise upon recognition of a lease liability and the corresponding right-of-use asset applying IFRS 16 at the commencement date of a lease.

01/01/2023

Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Rectification of Errors — Definition of Accounting Estimates

The amendments to IAS 8 refer to situations that requiring changes in accounting policies and reinforce that they should only occur if required by standard or implementation of IASB or if they result in financial statements that are more reliable and material.

01/01/2023

The adoption of these standards did not result in a material impact on the Company’s financial statements.

4.2	New and revised standards and interpretations issued but not yet effective

The Company evaluated all new and revised IFRSs, already issued and not yet effective, however did not adopt them in advance, the main are:

Accounting pronouncement	Description	Effective for annual periods beginning on or after
Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations that involve the sale or contribution of assets between an investor and its associate or joint venture. Specifically the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture that is accounted for using the equity method, are recognized in the parent company’s statement of operations only in proportion to the interests of the unrelated investor in this affiliate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in a former controlled company (that has become an associate or joint venture that is accounted for using the equity method) to fair value are recognized in the statement of operations of the former controlling company in proportion to the investor’s shares not related to the new associate or joint venture.

01/01/2024

Amendments to IAS 1: - Classification of liabilities as current and non-current

The amendments to IAS 1 published in January 2020 affect only the presentation of liabilities as current or non-current in the balance sheet and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ’settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

01/01/2024

Amendments to IAS 1 – Presentation of Financial Statements – Non-Current Liabilities with Covenants

IAS 1 requires debt to be classified as non-current only if the company can defer the settlement of the debt in the 12 months after the reporting date. The purpose of this initiative is regarding to improve the information disclosed by companies regarding long-term debt with covenants, and allow investors to understand the risk that a certain debt would become payable in advance.

01/01/2024

Amendments to IFRS 7/IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures - Supplier Financing Agreements

The amendments include a disclosure objective in IAS 7 stating that an entity must disclose information on its supplier financing arrangements that allows users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows. Additionally, IFRS 7 was amended to include supplier financing agreements within the requirements to disclosure of information on the entity’s exposure to liquidity risk concetration.

01/01/2024

Amendments to IFRS 16 - Lease liabilities in a “Sale and Leaseback” transaction	Under the amendments, the seller-lessee must not recognize a gain or loss related to the right of use retained by the seller-lessee.	01/01/2024

It is not expected that the adoption of these standards will result in significant impacts on the Company’s financial statements.

According to Management, there are no other standards and interpretations issued and not yet adopted that may have a significant impact on the Company’s financial statements.